BIOLOGICAL ASSETS - Narrative (Details) - Kilogram	12 Months Ended	13 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disclosure of detailed information about biological assets [abstract]
Estimated harvest yields for the cannabis on plants (in kilogram)	28,889	26,917
Growing cycle completion (in percent)	50.00%
Proportion of harvest date expected fair value less costs to sell (in percent)	50.00%